Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Assets:
Short-term investments	$ 24.5	$ 21.6
Non-current investments	91.2	97.5
Total	313.7	715.1
Liabilities:
Derivative contracts	11.8	103.7
Contingent consideration	60.0	281.0
Total	71.8	384.7
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Short-term investments	22.1	19.4
Non-current investments	40.2	45.6
Total	260.3	661.0
Liabilities:
Derivative contracts	0.0	0.0
Contingent consideration	0.0	0.0
Total	0.0	0.0
Significant Observable Inputs (Level 2)
Assets:
Short-term investments	2.4	2.2
Non-current investments	51.0	51.9
Total	53.4	54.1
Liabilities:
Derivative contracts	11.8	103.7
Contingent consideration	0.0	0.0
Total	11.8	103.7
Significant Unobservable Inputs (Level 3)
Assets:
Short-term investments	0.0	0.0
Non-current investments	0.0	0.0
Total	0.0	0.0
Liabilities:
Derivative contracts	0.0	0.0
Contingent consideration	60.0	281.0
Total	60.0	281.0
Money market
Assets:
Money market	198.0	596.0
Money market | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Money market	198.0	596.0
Money market | Significant Observable Inputs (Level 2)
Assets:
Money market	0.0	0.0
Money market | Significant Unobservable Inputs (Level 3)
Assets:
Money market	$ 0.0	$ 0.0